Financial Instruments and Risks Management - Credit risk External Risk Rating (Details) - Credit risk - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents and marketable securities
Financial Instruments and Risks
Credit risk exposure, external rating	R$ 9,579,461	R$ 25,486,016
Cash and cash equivalents and marketable securities | AAA
Financial Instruments and Risks
Credit risk exposure, external rating	190,360	19,736,151
Cash and cash equivalents and marketable securities | AA+
Financial Instruments and Risks
Credit risk exposure, external rating		5,257,518
Cash and cash equivalents and marketable securities | AA
Financial Instruments and Risks
Credit risk exposure, external rating		68,207
Cash and cash equivalents and marketable securities | AA-
Financial Instruments and Risks
Credit risk exposure, external rating	56,388	422,899
Cash and cash equivalents and marketable securities | A+
Financial Instruments and Risks
Credit risk exposure, external rating	606,757
Cash and cash equivalents and marketable securities | A
Financial Instruments and Risks
Credit risk exposure, external rating	188,458	80
Cash and cash equivalents and marketable securities | A-
Financial Instruments and Risks
Credit risk exposure, external rating	211,238	1,160
Cash and cash equivalents and marketable securities | brAAA
Financial Instruments and Risks
Credit risk exposure, external rating	7,153,079
Cash and cash equivalents and marketable securities | brAA+
Financial Instruments and Risks
Credit risk exposure, external rating	745,177
Cash and cash equivalents and marketable securities | brAA
Financial Instruments and Risks
Credit risk exposure, external rating	372,188
Cash and cash equivalents and marketable securities | brAA-
Financial Instruments and Risks
Credit risk exposure, external rating	23,050
Cash and cash equivalents and marketable securities | brA
Financial Instruments and Risks
Credit risk exposure, external rating	17,847
Cash and cash equivalents and marketable securities | Others
Financial Instruments and Risks
Credit risk exposure, external rating	14,919	1
Derivative financial instruments
Financial Instruments and Risks
Credit risk exposure, external rating	830,426	493,934
Derivative financial instruments | AAA
Financial Instruments and Risks
Credit risk exposure, external rating		141,296
Derivative financial instruments | AA
Financial Instruments and Risks
Credit risk exposure, external rating		259,711
Derivative financial instruments | A+
Financial Instruments and Risks
Credit risk exposure, external rating	27,363
Derivative financial instruments | A
Financial Instruments and Risks
Credit risk exposure, external rating	165,851	51,281
Derivative financial instruments | A-
Financial Instruments and Risks
Credit risk exposure, external rating	222,761
Derivative financial instruments | brAAA
Financial Instruments and Risks
Credit risk exposure, external rating	404,693
Derivative financial instruments | brAA+
Financial Instruments and Risks
Credit risk exposure, external rating	R$ 9,758
Derivative financial instruments | Others
Financial Instruments and Risks
Credit risk exposure, external rating		R$ 41,646